Stock-Based Compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) ShareBasedCompensationPlan shares	Dec. 31, 2014 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans | ShareBasedCompensationPlan	3
Compensation cost | $	$ 134,000	$ 265,000
Total income tax (expense) benefit | $	$ 13,000	$ 15,000
Shares cancelled or forfeited	53,700
Stock Options Exercised	0	0
Shares Granted	0	0
Nonvested stock options, expected to vest	105,002
Shares, Nonvested	200,500
Shares, Vested	0
2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	100,000
2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued	1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	807,842
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods exercisable from date of grant	10 years
Unrecognized compensation cost | $	$ 24,000
Period over which unrecognized compensation costs are expected to be recognized	9 months 18 days
Nonvested stock options, expected to vest	105,002
Stock Options [Member] | 1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	38,778
Stock Options [Member] | 2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	200,000
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	1 year
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued	200,500	0
Unrecognized compensation cost | $	$ 272,000	$ 0
Restricted Stock [Member] | 1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	15,511
Restricted Stock [Member] | 2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	30,000